Equity - Schedule of Total Weighted-Average Number of Common Shares Outstanding (Detail)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Equity [Abstract]
Common shares, outstanding	416,270,745	[1]	416,270,745	[1]	416,270,745
Total weighted average shares outstanding during the period	416,270,745		416,270,745		416,270,745
Fraction of period (days)	365 days		365 days		366 days

[1]	See Note 19